Segment information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Segment Reconciliation [Abstract]
Cash and cash equivalents		$ 7,160	$ 14,841
Equity method investment		2,970	1,645
Prepaid expenses and other current assets, net		2,198	895
Total assets		89,462	94,845
Operating Segments [Member] | Dry Bulk Segment [Member]
Segment Reconciliation [Abstract]
Total assets		53,205	78,480
Operating Segments [Member] | Tanker Segment [Member]
Segment Reconciliation [Abstract]
Total assets		26,873	0
Segment Reconciling Item [Member]
Segment Reconciliation [Abstract]
Cash and cash equivalents	[1]	6,284	14,584
Equity method investment	[1]	2,970	1,645
Prepaid expenses and other current assets, net	[1]	$ 130	$ 136

[1]	Refers to the assets of the parent company, OceanPal Inc.